ING Series Fund, Inc.

ING 130/30 Fundamental Research Fund (“Fund”)

Supplement dated June 28, 2007

to the Fund’s Class A, Class B and Class C Prospectus and Class I Prospectus

each dated September 30, 2006

Effective June 29, 2007, the principal investment strategies and operating expenses of the Fund are revised as follows:

1.                       The first three paragraphs in the sub-section entitled “Principal Investment Strategies” under the section entitled “ING 130/30 Fundamental Research Fund” found on page 2 of the Class A, Class B and Class C Prospectus and Class I Prospectus are deleted in their entirety and replaced with the following:

The Fund pursues its investment objective by establishing long and short positions in equity securities issued by U.S. companies. Under normal circumstances, the Fund will invest primarily in U.S. large-capitalization equity securities. The Sub-Adviser defines large-capitalization companies as those with market capitalizations in excess of $4 billion.

The Fund takes long positions primarily in large-capitalization U.S. stocks that the Sub-Adviser has identified as attractive and short positions in such stocks that the Sub-Adviser has identified as overvalued or poised for underperformance. The Fund will normally hold long positions in equity securities and securities with equity-like characteristics with an aggregate value of up to 130% of its net assets. In addition, the Fund will establish short positions in securities with a market value of up to 30% of its net assets. When the Fund takes a long position, it purchases the stock outright. When the Fund takes a short position, it sells a stock that it does not own and settles the sale by borrowing the same stock from a lender. To close out the short position, the Fund subsequently buys back the same stock in the market and returns it to the lender. The Fund makes money on a short position if the market price of the stock goes down after the short sale. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short.

When the Fund settles a short sale, the broker effecting the short sale generally holds the proceeds as part of the collateral securing the Fund’s obligation to cover the short position.. The Fund may use this cash to purchase additional securities, which will allow the Fund to maintain long positions in excess of 100% of the Fund’s net assets. When the Fund does this, it is required to pledge collateral as security to the broker. Alternatively, the Fund may achieve the same result by borrowing money from banks and using the proceeds to purchase additional securities to the extent permitted under the Investment Company Act of 1940, as amended, (“1940 Act”). Each of these investment techniques is known as “leverage.”

2.                       The information relating to the Fund in the table entitled “Operating Expenses Paid Each Year by the Fund,” under the section entitled “What You Pay to Invest,” including the footnotes to the table, and the corresponding “Examples” under the section entitled “What You Pay to Invest” found on pages 4 and

5, respectively, of the Class A, Class B and Class C Prospectus, and pages 4 and 5, respectively, of the Class I Prospectus are hereby deleted and replaced with the following:

Class A, Class B and Class C

Operating Expenses Paid Each Year by the Fund(1)

(as a % of average net assets)

	Class A	Class B	Class C
Management Fee	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses
Substitute Dividend Expenses on Securities Sold Short(2)	0.10%	0.10%	0.10%
Remainder of Other Expenses(3)	0.43%	0.43%	0.43%
Total Other Expenses	0.53%	0.53%	0.53%
Total Fund Operating Expenses	1.58%	2.33%	2.33%
Waivers, Reimbursements and Recoupments(4)	(0.08)%	(0.08)%	(0.08)%
Net Fund Operating expenses	1.50%	2.25%	2.25%

(1)             This table shows the estimated operating expenses for the Fund by class as a ratio of expenses to average daily net assets. The Fund had not had a full calendar year of operations as of the date of this Prospectus, therefore, “Other Expenses” are estimated for the current fiscal year.

(2)             This expense reflects the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.

(3)             ING Funds Services, LLC receives an annual administration fee equal to 0.08% of the Fund’s average daily net assets.

(4)             ING Investments, LLC, has entered into a written expense limitation agreement with the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage expenses, dividend expense on securities sold short and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years.  The amount of the Fund’s expenses proposed to be waived or reimbursed during the current fiscal year by ING Investments, LLC is shown under the heading “Waivers, Reimbursements and Recoupments.” The expense limits will continue through at least October 1, 2007.  The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.  In addition, the expense limitation agreement may be terminated by the Company upon at least 90 days’ prior written notice to ING Investments, LLC.

Class I

Operating Expenses Paid Each Year by the Fund(1)

(as a % of average net assets)

Class I
Management Fee	0.80%
Distribution and Service (12b-1) Fees	N/A
Other Expenses
Substitute Dividend Expenses on Securities Sold Short(2)	0.10%
Remainder of Other Expenses(3)	0.43%
Total Other Expenses	0.53%
Total Fund Operating Expenses	1.33%
Waivers, Reimbursements and Recoupments(4)	(0.08)%
Net Fund Operating expenses	1.25%

2

(1)             This table shows the estimated operating expenses for the Fund by class as a ratio of expenses to average daily net assets. The Fund had not had a full calendar year of operations as of the date of this Prospectus, therefore, “Other Expenses” are estimated for the current fiscal year.

(2)             This expense reflects the estimate of amounts to be paid as substitute dividend expenses on securities borrowed for the settlement of short sales.

(3)             ING Funds Services, LLC receives an annual administration fee equal to 0.08% of the Fund’s average daily net assets.

(4)             ING Investments, LLC, has entered into a written expense limitation agreement with the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage expenses, dividend expense on securities sold short and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years.  The amount of the Fund’s expenses proposed to be waived or reimbursed during the current fiscal year by ING Investments, LLC is shown under the heading “Waivers, Reimbursements and Recoupments.” The expense limits will continue through at least October 1, 2007.  The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.  In addition, the expense limitation agreement may be terminated by the Company upon at least 90 days’ prior written notice to ING Investments, LLC.

Examples

Class A

Fund	1 Year	3 Years
ING 130/30 Fundamental Research Fund(1)	$719	1,038

Class B

	If you sell your shares		If you don’t sell your shares
Fund	1 Year	3 Years	1 Year	3 Years
ING 130/30 Fundamental Research Fund(1)	$728	1,020	228	720

Class C

	If you sell your shares		If you don’t sell your shares
Fund	1 Year	3 Years	1 Year	3 Years
ING 130/30 Fundamental Research Fund(1)	$328	720	228	720

Class I

Fund	1 Year	3 Years
ING 130/30 Fundamental Research Fund(1)	$127	414

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3

ING Series Fund, INC.

ING 130/30 Fundamental Research Fund (“Fund”)

Supplement dated June 28, 2007

to the Class A, Class B, Class C and Class I

Statement of Additional Information (“SAI”)

dated September 30, 2006

Effective June 29, 2007, the information pertaining to the expense limitation agreement for ING 130/30 Fundamental Research Fund as disclosed in the SAI is hereby revised as follows:

1.                                       The first paragraph (excluding the table) on page 58 of the section entitled “Expense Limitation Agreement” of the SAI is hereby deleted and replaced with the following:

The Adviser has entered into an expense limitation agreement with the Fund, pursuant to which the Adviser has agreed to waive or limit its fees.  In connection with these agreements and certain U.S. tax requirements, the Adviser will assume other expenses so that the total annual ordinary operating expenses of the Fund (which excludes interest, taxes, brokerage commissions, other investment related costs, dividend expenses on securities sold short, extraordinary expenses such as litigation, other expenses not incurred in the normal course of the Fund’s business, and expenses of any counsel or other persons or services retained by the Fund’s Directors who are not “interested persons” (as defined in the 1940 Act) of the Adviser do not exceed the following expense limitations:

2.                                       The first sentence of the third paragraph on page 58 of the section entitled “Expense Limitation Agreement” in the SAI is hereby deleted and replaced with the following:

The expense limitation agreement provides that these expense limitations shall continue until October 1, 2007.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE